Law Offices of
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                      San Francisco, California 94104-2635
                            Telephone (415) 835-1600
                            Facsimile (415) 217-5333
                              Internet www.phjw.com

                                November 22, 1999

(415) 835-1649                                                       27287.82470
thngo@phjw.com

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Rule 497(e) -The Montgomery Funds
                  Montgomery U.S. Emerging Growth Fund
                  File Nos. 33-34841 and 811-6011

Ladies and Gentleman:

                  Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing is a supplement, dated November 22, 1999, to the Prospectus, dated October 31, 1999, for the Montgomery U.S. Emerging Growth Fund, including other series of The Montgomery Funds. The enclosed supplement contains an appropriate reference on its face to Rule 497(e) in accordance with Rule 497(g).

         Please direct any inquiries regarding this filing to the undersigned at the number listed above.

                                                 Very truly yours,

                                                  /s/ Thao H. Ngo

                                                  Thao H. Ngo
                                     for PAUL, HASTINGS, JANOFSKY & WALKER LLP

                                                                     Rule 497(e)
                                                 File Nos. 33-34841 and 811-6011

                              THE MONTGOMERY FUNDS

                     Supplement dated November 22, 1999 to the
                        Prospectus dated October 31, 1999

For Prospective Shareholders:

Effective January 3, 2000, the U.S. Emerging Growth Fund will reopen for purchases by prospective investors. The Manager, at its discretion, may continue to close and reopen the Fund to new investors in the future. If the Fund is closed, only investors who maintain open accounts with the Fund may make additional investments in the Fund.